SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [abstract]
Disclosure of events after reporting period

22           SUBSEQUENT EVENTS

In addition to the disclosure in note 35, the Group obtained a bank facility amounting to RMB500,000,000 on 15 March 2019. This bank facility was not recorded in the Group’s and the Company’s financial statements as at 31 December 2018.